SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details)	12 Months Ended
May 31, 2012 MBbls
Oil
As of May 31, 2011	2,421
Acquisitions	287
Revisions of previous estimates	(351)
Extensions and discoveries	169
Production	(125)
As of May 31, 2012	2,401
Proved developed reserves:
As of May 31, 2011	355
As of May 31, 2012	946
Proved undeveloped reserves:
As of May 31, 2011	2,066
As of May 31, 2012	1,455
Oil | Red Mountain Resources, Inc.
As of May 31, 2011	844
Acquisitions	287
Revisions of previous estimates	(95)
Extensions and discoveries
Production	(36)
As of May 31, 2012	1,000
Proved developed reserves:
As of May 31, 2011	2
As of May 31, 2012	158
Proved undeveloped reserves:
As of May 31, 2011	842
As of May 31, 2012	842
Oil | Cross Border Resources, Inc.
As of May 31, 2011	1,577
Acquisitions
Revisions of previous estimates	(256)
Extensions and discoveries	169
Production	(89)
As of May 31, 2012	1,401
Proved developed reserves:
As of May 31, 2011	353
As of May 31, 2012	788
Proved undeveloped reserves:
As of May 31, 2011	1,224
As of May 31, 2012	613
Gas
As of May 31, 2011	12,841
Acquisitions	307
Revisions of previous estimates	(3,905)
Extensions and discoveries	289
Production	(1,059)
As of May 31, 2012	8,473
Proved developed reserves:
As of May 31, 2011	6,145
As of May 31, 2012	5,749
Proved undeveloped reserves:
As of May 31, 2011	6,696
As of May 31, 2012	2,724
Gas | Red Mountain Resources, Inc.
As of May 31, 2011	10,450
Acquisitions	307
Revisions of previous estimates	(3,423)
Extensions and discoveries
Production	(843)
As of May 31, 2012	6,491
Proved developed reserves:
As of May 31, 2011	4,479
As of May 31, 2012	4,365
Proved undeveloped reserves:
As of May 31, 2011	5,971
As of May 31, 2012	2,126
Gas | Cross Border Resources, Inc.
As of May 31, 2011	2,391
Acquisitions
Revisions of previous estimates	(482)
Extensions and discoveries	289
Production	(216)
As of May 31, 2012	1,982
Proved developed reserves:
As of May 31, 2011	1,667
As of May 31, 2012	1,384
Proved undeveloped reserves:
As of May 31, 2011	725
As of May 31, 2012	598